EXPENSES BY NATURE - Depreciation and amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant And Equipment, And Intangible Assets, Excluding Right Of Use Assets
Depreciation and Amortization [Line Items]
Depreciation and amortization expense	$ (6,305)	$ (6,390)	$ (6,052)
Property, plant and equipment
Depreciation and Amortization [Line Items]
Depreciation and amortization expense	(1,993)	(2,158)	(2,044)
Intangible assets
Depreciation and Amortization [Line Items]
Depreciation and amortization expense	(4,312)	(4,232)	(4,008)
Right of use assets
Depreciation and Amortization [Line Items]
Depreciation and amortization expense	$ (2,565)	$ (2,781)	$ (2,027)